Average Annual Total Returns - VIPStrategicIncomePortfolio-InitialServiceService2PRO - VIPStrategicIncomePortfolio-InitialServiceService2PRO - VIP Strategic Income Portfolio	Apr. 29, 2023
VIP Strategic Income Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	(11.26%)
Past 5 years	1.35%
Past 10 years	2.46%
VIP Strategic Income Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	(11.38%)
Past 5 years	1.26%
Past 10 years	2.37%
VIP Strategic Income Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	(11.52%)
Past 5 years	1.09%
Past 10 years	2.20%
LB091
Average Annual Return:
Past 1 year	(12.99%)
Past 5 years	0.18%
Past 10 years	1.33%
F0097
Average Annual Return:
Past 1 year	(11.69%)
Past 5 years	0.76%
Past 10 years	2.10%